                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York    May 15, 2001
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $304,678
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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
                                                            FORM 13F
                                                         March 31, 2001
  COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                            MARKET        SHRS
                     TITLE                  VALUE         OR      SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS  CUSIP        (X1000)       PRN AMT PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------  -----        -------       ------  --------   ----------     ----    ----------------------
America On Line      Common    02364J104   56,560,000  1,414,000  SH         Sole                 1,414,000
Applied Micro
  Circuits           Common    03822W109    4,042,500    245,000  SH         Sole                   245,000
Avanex               Common    05348W109    2,010,000    201,000  SH         Sole                   201,000
BEA Systems          Common    073325102   12,325,000    425,000  SH         Sole                   425,000
Ciena Corp.          Common    171779101    6,300,000    150,000  SH         Sole                   150,000
Cisco                Common    17275R102    4,784,000    299,000  SH         Sole                   299,000
eBay                 Common    278642103   65,448,000  1,818,000  SH         Sole                 1,818,000
Exodus               Common    302088109   17,446,000  1,586,000  SH         Sole                 1,586,000
Globespan            Common    379571102   16,720,000    760,000  SH         Sole                   760,000
JDS Uniphase         Common    46612J101    7,122,500    385,000  SH         Sole                   385,000
Kana Communications
  Inc                Common    483600102    2,226,000  1,113,000  SH         Sole                 1,113,000
Linear Technology    Common    535678106   11,775,200    287,200  SH         Sole                   287,200
Manugistics Group
  Inc.               Common    565011103   11,682,000    649,000  SH         Sole                   649,000
Maxim                Common    57772K101   12,348,000    294,000  SH         Sole                   294,000
Niku Corp.           Common    654113109    7,482,000  2,494,000  SH         Sole                 2,494,000
Retek Corp.          Common    76128Q109    9,462,000    498,000  SH         Sole                   498,000
Research in Motion   Common    760975102    7,964,000    362,000  SH         Sole                   362,000
Real Networks        Common    75605L104    4,949,000    707,000  SH         Sole                   707,000
Synquest             Common    87160X100    1,119,050    223,810  SH         Sole                   223,810
Vignette             Common    926734104    7,481,500  1,151,000  SH         Sole                 1,151,000
Verisign             Common    92343E 102   9,691,500    273,000  SH         Sole                   273,000
Veritas              Common    923436109   12,399,225    266,650  SH         Sole                   266,650
Yahoo                Common    984332106   11,010,000    734,000  SH         Sole                   734,000
Webmethods           Common    94768C108    2,331,000    111,000  SH         Sole                   111,000














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